Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss per Share [Abstract]
Schedule of Basic and Diluted net Income (loss) Per Common Share

The following table summarizes the calculation of basic and diluted net loss per common share (in thousands, except per share data):

	Year Ended December 31,
	2024	2023	2022
Net loss	$(43,328)	$(58,990)	$(57,429)

Basic earnings per share
Basic weighted average shares outstanding	19,285	18,928	18,653
Basic loss per share	$(2.25)	$(3.12)	$(3.08)

Diluted earnings per share
Basic weighted average shares outstanding	19,285	18,928	18,653
Dilutive effect of stock options	—	—	—
Diluted weighted average shares outstanding	19,285	18,928	18,653
Diluted loss per share	$(2.25)	$(3.12)	$(3.08)

Schedule of Diluted Net Loss Per Share

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023	2022
Stock options	410	1,299	2,592
Restricted stock units	213	299	354
Warrants	6	6	6